Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per common share

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Three Months Ended		For the Three Months Ended		For the Six Months Ended		For the Period from January 28, 2021 (inception)
	June 30, 2022		June 30, 2021		June 30, 2022		through June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$2,683,410	$670,852	$—	$(443)	$(150,768)	$(37,692)	$—	$(1,569)

Denominator:
Basic and diluted weighted average common shares outstanding	15,000,000	3,750,000	—	4,015,797	15,000,000	3,750,000	—	4,136,029
Basic and diluted net income (loss) per common share	$0.18	$0.18	$—	$(0.00)	$(0.01)	$(0.01)	$—	$(0.00)

	For the period from January 28, 2021
	(inception) through December 31, 2021
	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$25,974	$20,764

Denominator:
Basic and diluted weighted average common shares outstanding	4,690,909	3,750,000
Basic and diluted net income (loss) per common share	$0.01	$0.01